Cover	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2026
Entity File Number	001-36492
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8201 E. 34th Street N
Entity Address, Address Line Two	Suite 1307
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67226
City Area Code	(620)
Local Phone Number	325-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UAVS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false